AXA PREMIER VIP TRUST

SUPPLEMENT DATED JULY 9, 2015 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2015, as supplemented, of AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with updated information regarding Rayman L. Solomon, an independent Trustee of the Trust and William T. MacGregor, an officer of the Trust.

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Effective immediately, the table in the section of the SAI entitled “Management of the Trust – The Trustees – Independent Trustees” relating to Rayman L. Solomon is deleted and replaced with the following:

Name, Address and Year of Birth	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Rayman L. Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas New York, New York 10104 (1947)	Trustee	From November 2001 to present	From July 2015 to present, University Professor & Dean Emeritus, Rutgers School of Law-Camden; from January 2014 to June 2015, Provost of the Camden Campus of Rutgers University; from 1998 to June 2014, Dean and Professor of Law at Rutgers School of Law-Camden; prior to 1998, Associate Dean for Academic Affairs at Northwestern University School of Law.	29	None.

Effective immediately, William T. MacGregor, Esq. of AXA Equitable Funds Management Group, LLC has resigned and no longer serves as Vice President and Assistant Secretary of the Trust. Therefore, information regarding Mr. MacGregor in the section of the SAI entitled “Management of the Trust - The Trust’s Officers” is hereby deleted in its entirety.

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